Loans and advances to customers - Securitisation (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 88,662	€ 93,553	€ 88,767
Securitizations	88,662	93,553	88,767
Banco Popular Espanol, S.A.U.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Off balance sheet securitised assets related to business combination	599	676	797
United Kingdom
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	9,034	13,002	13,519
Mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	30,145	31,868	33,900
Other securitized assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 58,517	€ 61,685	€ 54,867